Document And Entity Information - shares	12 Months Ended
	Mar. 31, 2021	Jul. 21, 2021
Document Information Line Items
Entity Registrant Name	UTime Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		8,267,793
Amendment Flag	false
Entity Central Index Key	0001789299
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-40306
Entity Interactive Data Current	Yes